SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Subsidiaries (Details)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Amazonas Distribuidora
Disclosure of subsidiaries
Direct ownership (as a percent)	100.00%
Amazonas GT
Disclosure of subsidiaries
Indirect ownership (as a percent)	100.00%	100.00%
Boa Vista
Disclosure of subsidiaries
Direct ownership (as a percent)	100.00%	100.00%
CEAL
Disclosure of subsidiaries
Direct ownership (as a percent)	100.00%
CELG-D
Disclosure of subsidiaries
Direct ownership (as a percent)		100.00%
Cepisa
Disclosure of subsidiaries
Direct ownership (as a percent)	100.00%	100.00%
Ceron
Disclosure of subsidiaries
Direct ownership (as a percent)	100.00%	51.00%
CGTEE
Disclosure of subsidiaries
Direct ownership (as a percent)	99.99%	100.00%
CHESF
Disclosure of subsidiaries
Direct ownership (as a percent)	99.58%	100.00%
Eletroacre
Disclosure of subsidiaries
Direct ownership (as a percent)	96.71%	99.99%
ELETRONORTE
Disclosure of subsidiaries
Direct ownership (as a percent)	99.48%	99.58%
Eletronuclear
Disclosure of subsidiaries
Direct ownership (as a percent)	99.91%	96.71%
Eletropar
Disclosure of subsidiaries
Direct ownership (as a percent)	83.71%	99.48%
ELETROSUL
Disclosure of subsidiaries
Direct ownership (as a percent)	99.88%	99.91%
FURNAS
Disclosure of subsidiaries
Direct ownership (as a percent)	99.56%	83.71%
Chui IX
Disclosure of subsidiaries
Direct ownership (as a percent)	99.99%
Indirect ownership (as a percent)		99.99%
Coxilha Seca
Disclosure of subsidiaries
Direct ownership (as a percent)	78.00%	99.56%
Hermenegildo I
Disclosure of subsidiaries
Direct ownership (as a percent)	99.99%
Indirect ownership (as a percent)		99.99%
Hermenegildo II
Disclosure of subsidiaries
Direct ownership (as a percent)	99.99%
Indirect ownership (as a percent)		99.99%
Hermenegildo III
Disclosure of subsidiaries
Direct ownership (as a percent)	99.99%
Indirect ownership (as a percent)		99.99%
Chui Holding 3
Disclosure of subsidiaries
Indirect ownership (as a percent)	100.00%
LIVRAMENTO
Disclosure of subsidiaries
Indirect ownership (as a percent)	78.00%
Geribatu I 4
Disclosure of subsidiaries
Indirect ownership (as a percent)	100.00%
Geribatu II 4
Disclosure of subsidiaries
Indirect ownership (as a percent)	100.00%
Geribatu III 4
Disclosure of subsidiaries
Indirect ownership (as a percent)	100.00%
Geribatu IV 4
Disclosure of subsidiaries
Indirect ownership (as a percent)	100.00%
Geribatu V 4
Disclosure of subsidiaries
Indirect ownership (as a percent)	100.00%
Geribatu VI 4
Disclosure of subsidiaries
Indirect ownership (as a percent)	100.00%
Geribatu VII 4
Disclosure of subsidiaries
Indirect ownership (as a percent)	100.00%
Geribatu VIII 4
Disclosure of subsidiaries
Indirect ownership (as a percent)	100.00%
Geribatu IX 4
Disclosure of subsidiaries
Indirect ownership (as a percent)	100.00%
Geribatu X 4
Disclosure of subsidiaries
Indirect ownership (as a percent)	100.00%
Paraiso
Disclosure of subsidiaries
Indirect ownership (as a percent)	100.00%	100.00%
Energia dos Ventos V
Disclosure of subsidiaries
Indirect ownership (as a percent)	99.99%	99.99%
Energia dos Ventos VI
Disclosure of subsidiaries
Indirect ownership (as a percent)	99.99%	99.99%
Energia dos Ventos VII
Disclosure of subsidiaries
Indirect ownership (as a percent)	99.99%	99.99%
Energia dos Ventos VIII
Disclosure of subsidiaries
Indirect ownership (as a percent)	99.99%	99.99%
Energia dos Ventos IX
Disclosure of subsidiaries
Indirect ownership (as a percent)	99.99%	99.99%
Extremoz Transmissora do Nordeste S/A
Disclosure of subsidiaries
Indirect ownership (as a percent)	100.00%	100.00%
Transenergia Goias S.A.
Disclosure of subsidiaries
Indirect ownership (as a percent)	99.99%	99.99%
Brasil Ventos Energia S.A. 2
Disclosure of subsidiaries
Indirect ownership (as a percent)	100.00%
Acaua Energia S.A.
Disclosure of subsidiaries
Indirect ownership (as a percent)	99.93%	99.93%
Angical 2 Energia S.A.
Disclosure of subsidiaries
Indirect ownership (as a percent)	99.96%	99.96%
Arapapa Energia S.A.
Disclosure of subsidiaries
Indirect ownership (as a percent)	99.90%	99.90%
Caititu 2 Energia S.A.
Disclosure of subsidiaries
Indirect ownership (as a percent)	99.96%	99.96%
Caititu 3 Energia S.A.
Disclosure of subsidiaries
Indirect ownership (as a percent)	99.96%	99.96%
Carcara Energia S.A.
Disclosure of subsidiaries
Indirect ownership (as a percent)	99.96%	99.96%
Corrupiao 3 Energia S.A.
Disclosure of subsidiaries
Indirect ownership (as a percent)	99.96%	99.96%
Teiu 2 Energia S.A.
Disclosure of subsidiaries
Indirect ownership (as a percent)	99.95%	99.95%
Coqueirinho 2 Energia S.A.
Disclosure of subsidiaries
Indirect ownership (as a percent)	99.98%	99.98%
Papagaio Energia S.A.
Disclosure of subsidiaries
Indirect ownership (as a percent)	99.96%	99.96%
Tamandua Mirim 2 Energia S/A
Disclosure of subsidiaries
Indirect ownership (as a percent)	83.01%	83.01%